Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Carrying Amount of Goodwill [Abstract]
Goodwill Beginning Balance	$ 8,022,082	$ 8,147,590	$ 7,614,553
Disposals		(125,508)
Acquisitions	1,066,181		533,037
Goodwill Ending Balance	$ 9,088,263	$ 8,022,082	$ 8,147,590